Share Based Compensation (Summary Of HRG Share-Based Awards) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Jul. 13, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Fair Value at Grant Date		$ 45.9
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Fair Value at Grant Date	$ 87.2	87.2	$ 54.8	$ 53.2
Grants, Fair Value at Grant Date		45.9	88.4	56.0
Ending balance, Fair Value at Grant Date		$ 69.0	$ 87.2	$ 54.8
HRG [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Options/Units/Shares	4.0	4.0	4.2	4.7
Granted, Options/Units/Shares			0.3	0.1
Exercised, Options/Units/Shares		(2.5)	(0.5)	(0.6)
Ending balance, Options/Units/Shares		1.5	4.0	4.2
Vested and exercisable, Options/Units/Shares		0.2
Beginning balance, Weighted Average Exercise Price	$ 9.69	$ 9.69	$ 9.48	$ 9.25
Granted, Weighted Average Exercise Price			15.39	13.93
Exercised, Weighted Average Exercise Price		8.38	11.28	7.82
Ending balance, Weighted Average Exercise Price		11.80	9.69	9.48
Vested and exercisable, Weighted Average Exercise Price		73.29
Beginning balance, Weighted Average Grant Date Fair Value	$ 3.88	3.88	3.80	3.70
Granted, Weighted Average Grant Date Fair Value			5.96	5.07
Exercised, Weighted Average Grant Date Fair Value		(3.33)	4.48	3.05
Ending balance, Weighted Average Grant Date Fair Value		4.78	$ 3.88	$ 3.80
Vested and exercisable, Weighted Average Grant Date Fair Value		$ 4.78
HRG [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Options/Units/Shares	0.6	0.6	1.2	1.8
Granted, Options/Units/Shares
Exercised, Options/Units/Shares		(0.6)	(0.6)	(0.6)
Ending balance, Options/Units/Shares			0.6	1.2
Beginning balance, Weighted Average Exercise Price	$ 13.13	$ 13.13	$ 13.13	$ 13.13
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price		13.13	13.13	13.13
Ending balance, Weighted Average Exercise Price			13.13	13.13
Beginning balance, Weighted Average Grant Date Fair Value	$ 3.22	3.22	6.44	9.66
Granted, Weighted Average Grant Date Fair Value
Exercised, Weighted Average Grant Date Fair Value		(3.22)	(3.22)	(3.22)
Ending balance, Weighted Average Grant Date Fair Value			$ 3.22	$ 6.44
HRG [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Options/Units/Shares	0.1	0.1	2.0	4.3
Granted, Options/Units/Shares	0.1		0.1	0.1
Exercised, Options/Units/Shares	(0.2)		(2.0)	(2.4)
Ending balance, Options/Units/Shares			0.1	2.0
Vested and exercisable, Options/Units/Shares
Beginning balance, Weighted Average Exercise Price	$ 13.36	$ 13.36	$ 12.74	$ 11.74
Granted, Weighted Average Exercise Price	16.85		15.71	13.93
Exercised, Weighted Average Exercise Price	13.85		12.73	11.01
Ending balance, Weighted Average Exercise Price			$ 13.36	$ 12.74
Vested and exercisable, Weighted Average Exercise Price
Beginning balance, Fair Value at Grant Date	$ 1.9	$ 1.9	$ 25.2	$ 50.3
Grants, Fair Value at Grant Date	0.4		0.3	1.4
Exercised, Fair Value at Grant Date	(2.3)		(23.6)	(26.5)
Ending balance, Fair Value at Grant Date			$ 1.9	$ 25.2
HRG [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Options/Units/Shares			0.1	0.1
Granted, Options/Units/Shares				0.1
Exercised, Options/Units/Shares			(0.1)	(0.1)
Ending balance, Options/Units/Shares				0.1
Vested and exercisable, Options/Units/Shares
Beginning balance, Weighted Average Exercise Price			$ 12.33	$ 12.33
Granted, Weighted Average Exercise Price				13.93
Exercised, Weighted Average Exercise Price			12.33	13.93
Ending balance, Weighted Average Exercise Price				$ 12.33
Vested and exercisable, Weighted Average Exercise Price
Beginning balance, Fair Value at Grant Date			$ 0.5	$ 0.5
Grants, Fair Value at Grant Date				0.1
Exercised, Fair Value at Grant Date			(0.5)	(0.1)
Ending balance, Fair Value at Grant Date				$ 0.5